UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

DATE OF REPORTING PERIOD: DECEMBER 31, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2010

Shares or
Principal
Amount			Security				Value
			COMMON STOCKS-59.2%
			Consumer Discretionary-10.1%
80,900			American Greetings Corporation - Class "A"				$1,792,744
25,300			Best Buy Company, Inc.				867,537
39,200		*	BorgWarner, Inc.				2,836,512
110,900			Brown Shoe Company, Inc.				1,544,837
90,100			CBS Corporation - Class "B"				1,716,405
24,800		*	CEC Entertainment, Inc.				962,984
23,000			Coach, Inc.				1,272,130
52,400		*	GameStop Corporation - Class "A"				1,198,912
38,000			Guess?, Inc.				1,798,160
133,400			H&R Block, Inc.				1,588,794
54,200			Home Depot, Inc.				1,900,252
41,300			Limited Brands, Inc.				1,269,149
85,700			Lincoln Educational Services Corporation				1,329,207
27,700			McDonald's Corporation				2,126,252
144,000		*	Morgans Hotel Group Company				1,306,080
131,500			Newell Rubbermaid, Inc.				2,390,670
8,300			NIKE, Inc. - Class "B"				708,986
7,700			Oxford Industries, Inc.				197,197
192,600		*	Pier 1 Imports, Inc.				2,022,300
146,000		*	Ruby Tuesday, Inc.				1,906,760
44,300		*	Steiner Leisure, Ltd.				2,068,810
218,600			Stewart Enterprises, Inc - Class "A"				1,462,434
45,500		*	TRW Automotive Holdings Corporation				2,397,850
45,700			Tupperware Brands Corporation				2,178,519
69,160			Wyndham Worldwide Corporation				2,072,034
							40,915,515
			Consumer Staples-6.9%
138,200			Altria Group, Inc.				3,402,484
61,200			Avon Products, Inc.				1,778,472
41,100			Coca-Cola Company				2,703,147
70,700			CVS Caremark Corporation				2,458,239
19,600		*	Dole Food Company, Inc.				264,796
30,600			McCormick & Company, Inc.				1,423,818
82,200			Nu Skin Enterprises, Inc. - Class "A"				2,487,372
25,000			PepsiCo, Inc.				1,633,250
73,400			Philip Morris International, Inc.				4,296,102
29,800			Procter & Gamble Company				1,917,034
52,200			Snyders-Lance, Inc.				1,223,568
46,000			Walgreen Company				1,792,160
47,700			Wal-Mart Stores, Inc.				2,572,461
							27,952,903

			Energy-4.7%
20,900			Anadarko Petroleum Corporation				1,591,744
13,500			Chevron Corporation				1,231,875
29,700			ConocoPhillips				2,022,570
24,600			Ensco, PLC (ADR)				1,313,148
44,027			ExxonMobil Corporation				3,219,254
1,897			Hugoton Royalty Trust				38,926
46,586			Marathon Oil Corporation				1,725,080
71,600			Noble Corporation				2,561,132
25,500			Sasol, Ltd. (ADR)				1,327,275
78,300			Suncor Energy, Inc.				2,998,107
17,870		*	Transocean, Ltd.				1,242,144
							19,271,255
			Financials-7.9%
40,600			American Express Company				1,742,552
40,500			Ameriprise Financial, Inc.				2,330,775
75,600			Brookline Bancorp, Inc.				820,260
20,992			Capital One Financial Corporation				893,420
34,050			Discover Financial Services				630,946
125,000			Financial Select Sector SPDR Fund (ETF)				1,993,750
45,050			First Mercury Financial Corporation				738,820
100,500			FirstMerit Corporation				1,988,895
15,900		*	FXCM, Inc. - Class "A"				210,675
149,900			Hudson City Bancorp, Inc.				1,909,726
13,400			IBERIABANK Corporation				792,342
42,000			Invesco, Ltd.				1,010,520
56,900			JPMorgan Chase & Company				2,413,698
29,200			M&T Bank Corporation				2,541,860
54,200			Morgan Stanley				1,474,782
151,000			New York Community Bancorp, Inc.				2,846,350
81,000			NewAlliance Bancshares, Inc.				1,213,380
62,300			SPDR KBW Regional Banking (ETF)				1,647,835
122,572		*	Sunstone Hotel Investors, Inc. (REIT)				1,266,169
34,500			U.S. Bancorp				930,465
80,300			Urstadt Biddle Properties - Class "A" (REIT)				1,561,835
35,800			Wells Fargo & Company				1,109,442
							32,068,497
			Health Care-5.0%
50,500			Abbott Laboratories				2,419,455
15,000		*	Amgen, Inc.				823,500
18,000			Baxter International, Inc.				911,160
27,700		*	Genzyme Corporation				1,972,240
39,500		*	Gilead Sciences, Inc.				1,431,480
56,200			Johnson & Johnson				3,475,970
26,300			Medtronic, Inc.				975,467
32,400			Merck & Company, Inc.				1,167,696
164,080			Pfizer, Inc.				2,873,041
40,100			Sanofi-Aventis (ADR)				1,292,423
21,400		*	St. Jude Medical, Inc.				914,850
37,800		*	Thermo Fisher Scientific, Inc.				2,092,608
							20,349,890
			Industrials-9.8%
37,300			3M Company				3,218,990
41,704		*	Altra Holdings, Inc.				828,241
56,900			Armstrong World Industries, Inc.				2,446,700
24,000			Baldor Electric Company				1,512,960
24,500			Caterpillar, Inc.				2,294,670
57,300		*	Chicago Bridge & Iron Company NV - NY Shares				1,885,170
27,900		*	Esterline Technologies Corporation				1,913,661
55,700		*	Generac Holdings, Inc.				900,669
40,900			General Electric Company				748,061
44,900			Honeywell International, Inc.				2,386,884
44,100			IDEX Corporation				1,725,192
17,700			Lockheed Martin Corporation				1,237,407
57,900		*	Mobile Mini, Inc.				1,140,051
19,600			Northrop Grumman Corporation				1,269,688
61,647		*	PGT, Inc.				151,035
31,300		*	Pinnacle Airlines Corporation				247,270
24,700			Raytheon Company				1,144,598
32,510			Republic Services, Inc.				970,749
41,000			Snap-on, Inc.				2,319,780
131,500			TAL International Group, Inc.				4,059,405
62,900			Textainer Group Holdings, Ltd.				1,792,021
74,375			Tyco International, Ltd.				3,082,100
32,900			United Technologies Corporation				2,589,888
							39,865,190
			Information Technology-9.6%
52,500			Avago Technologies, Ltd.				1,494,675
189,600		*	Brocade Communications Systems, Inc.				1,002,984
22,400		*	CACI International, Inc. - Class "A"				1,196,160
97,900		*	Cisco Systems, Inc.				1,980,517
24,600		*	CommScope, Inc.				768,012
119,300		*	EMC Corporation				2,731,970
59,400			Hewlett-Packard Company				2,500,740
59,400			Intel Corporation				1,249,182
35,700			International Business Machines Corporation				5,239,332
51,100			Intersil Corporation - Class "A"				780,297
146,900			Microsoft Corporation				4,101,448
120,100			National Semiconductor Corporation				1,652,576
65,450		*	NCI, Inc. - Class "A"				1,504,695
81,100		*	Parametric Technology Corporation				1,827,183
68,500			QUALCOMM, Inc.				3,390,065
55,475		*	SRA International, Inc. - Class "A"				1,134,464
113,200		*	Symantec Corporation				1,894,968
65,800			Tyco Electronics, Ltd.				2,329,320
126,576			Western Union Company				2,350,516
							39,129,104
			Materials-3.6%
57,500			Bemis Company, Inc.				1,877,950
40,700			Buckeye Technologies, Inc.				855,107
36,100			Celanese Corporation - Series "A"				1,486,237
26,100			Freeport-McMoRan Copper & Gold, Inc.				3,134,349
45,600			Olin Corporation				935,712
13,100			Praxair, Inc.				1,250,657
81,300			RPM International, Inc.				1,796,730
18,700			Schweitzer -Mauduit International, Inc.				1,176,604
92,550			Temple-Inland, Inc.				1,965,762
							14,479,108
			Telecommunication Services-1.4%
77,100			AT&T, Inc.				2,265,198
91,400			Verizon Communications, Inc.				3,270,292
							5,535,490
			Utilities-.2%
32,100			Atmos Energy Corporation				1,001,520
Total Value of Common Stocks (cost $188,521,421)							240,568,472
			CORPORATE BONDS-26.0%
			Aerospace/Defense-.6%
$1,000	M		BAE Systems Holdings, Inc., 4.95%, 2014		(a)		1,072,935
1,000	M		United Technologies Corp., 6.125%, 2019				1,171,303
							2,244,238
			Agriculture-.3%
1,000	M		Cargill, Inc., 6%, 2017		(a)		1,133,189
			Automotive-.3%
1,000	M		Daimler Chrysler NA, LLC, 6.5%, 2013				1,132,818
			Chemicals-.5%
1,000	M		Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019		(a)		1,208,117
1,000	M		Dow Chemical Co., 4.25%, 2020				961,702
							2,169,819
			Consumer Durables-.5%
1,000	M		Black & Decker Corp., 8.95%, 2014				1,189,896
700	M		Newell Rubbermaid, Inc., 6.75%, 2012				745,581
							1,935,477
			Energy-3.9%
1,000	M		Canadian Natural Resources, Ltd., 5.9%, 2018				1,140,574
500	M		Canadian Oil Sands, Ltd., 7.75%, 2019		(a)		591,928
1,000	M		ConocoPhillips, 5.75%, 2019				1,141,484
1,000	M		DCP Midstream, LLC, 9.75%, 2019		(a)		1,294,250
500	M		Energy Transfer Partners, LP, 8.5%, 2014				580,955
1,000	M		Marathon Oil Corp., 7.5%, 2019				1,243,899
939	M		Maritime & Northeast Pipeline, LLC, 7.5%, 2014		(a)		1,014,145
1,000	M		Nabors Industries, Inc., 5.375%, 2012				1,056,165
1,000	M		Nexen, Inc., 6.4%, 2037				971,905
1,000	M		Northern Border Partners, LP, 7.1%, 2011				1,012,063
1,000	M		Reliance Holdings USA, Inc., 4.5%, 2020		(a)		956,010
1,000	M		Shell International Finance BV, 3.25%, 2015				1,028,368
500	M		Spectra Energy Capital, LLC, 6.2%, 2018				556,154
1,000	M		Suncor Energy, Inc., 6.1%, 2018				1,151,527
1,000	M		Valero Energy Corp., 9.375%, 2019				1,243,142
1,000	M		Weatherford International, Inc., 5.125%, 2020				996,914
							15,979,483
			Financial Services-2.4%
1,000	M		American Express Co., 7%, 2018				1,166,457
1,000	M		Ameriprise Financial, Inc., 5.3%, 2020				1,053,976
1,000	M		BlackRock, Inc., 5%, 2019				1,046,101
1,000	M		Caterpillar Financial Services Corp., 5.85%, 2017				1,128,898
1,000	M		CoBank, ACB, 7.875%, 2018		(a)		1,113,230
1,000	M		General Electric Capital Corp., 5.625%, 2017				1,098,040
1,000	M		Harley-Davidson Funding Corp., 5.75%, 2014		(a)		1,051,843
			Prudential Financial Corp.:
1,000	M		4.75%, 2015				1,059,099
1,000	M		6%, 2017				1,111,690
							9,829,334
			Financials-2.7%
1,000	M		Barclays Bank, PLC, 5.125%, 2020				1,023,090
1,000	M		Citigroup, Inc., 6.375%, 2014				1,106,102
1,000	M		Goldman Sachs Group, Inc., 6.45%, 2036				985,372
1,000	M		JPMorgan Chase & Co., 6%, 2018				1,118,365
1,000	M		Merrill Lynch & Co., Inc., 5%, 2015				1,042,240
1,000	M		Morgan Stanley, 5.3%, 2013				1,066,164
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 2016		(a)		1,150,348
1,000	M		SunTrust Banks, Inc., 6%, 2017				1,051,617
1,000	M		UBS AG, 5.875%, 2017				1,101,408
1,000	M		Wells Fargo & Co., 5.625%, 2017				1,108,787
							10,753,493
			Food/Beverage/Tobacco-2.5%
1,000	M		Altria Group, Inc., 9.7%, 2018				1,321,155
1,000	M		Anheuser -Busch InBev Worldwide, Inc., 6.875%, 2019		(a)		1,194,063
1,000	M		Bottling Group, LLC, 5.125%, 2019				1,092,708
1,000	M		Bunge Limited Finance Corp., 5.35%, 2014				1,051,903
1,000	M		ConAgra Foods, Inc., 5.875%, 2014				1,107,951
1,000	M		Corn Products International, Inc., 4.625%, 2020				988,203
1,000	M		Diageo Capital, PLC, 5.75%, 2017				1,135,828
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 2018				1,193,374
1,000	M		Philip Morris International, Inc., 5.65%, 2018				1,129,144
							10,214,329
			Forest Products/Containers-.3%
1,000	M		International Paper Co., 9.375%, 2019				1,288,263
			Health Care-1.1%
1,000	M		Biogen IDEC, Inc., 6.875%, 2018				1,128,977
1,000	M		Novartis, 5.125%, 2019				1,107,885
1,000	M		Pfizer, Inc., 6.2%, 2019				1,173,287
1,000	M		Roche Holdings, Inc., 6%, 2019		(a)		1,164,754
							4,574,903
			Information Technology-2.1%
1,000	M		Computer Sciences Corp., 6.5%, 2018				1,090,290
1,000	M		Dell, Inc., 5.875%, 2019				1,096,024
1,000	M		Harris Corp., 4.4%, 2020				1,001,946
1,000	M		International Business Machines Corp., 8.375%, 2019				1,337,810
1,000	M		Motorola, Inc., 6%, 2017				1,061,697
1,000	M		Pitney Bowes, Inc., 5%, 2015				1,051,781
1,000	M		SAIC, Inc., 4.45%, 2020		(a)		1,003,583
1,000	M		Xerox Corp., 5.5%, 2012				1,056,562
							8,699,693
			Manufacturing-.8%
1,000	M		Ingersoll-Rand Global Holdings Co., 6.875%, 2018				1,152,676
1,000	M		John Deere Capital Corp., 5.35%, 2018				1,106,606
1,000	M		Johnson Controls, Inc., 5%, 2020				1,064,189
							3,323,471
			Media-Broadcasting-1.4%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 2018		(a)		1,311,722
1,000	M		Comcast Corp., 5.15%, 2020				1,052,264
			Cox Communications, Inc.:
500	M		5.5%, 2015				550,719
500	M		8.375%, 2039		(a)		650,001
1,000	M		DirecTV Holdings, LLC, 7.625%, 2016				1,109,980
1,000	M		Time Warner Cable, Inc., 6.2%, 2013				1,111,280
							5,785,966
			Media-Diversified-.4%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 2017				1,083,935
500	M		News America, Inc., 5.3%, 2014				553,012
							1,636,947
			Metals/Mining-1.6%
1,000	M		Alcoa, Inc., 6.15%, 2020				1,028,757
1,000	M		ArcelorMittal, 6.125%, 2018				1,067,077
1,000	M		Newmont Mining Corp., 5.125%, 2019				1,101,175
1,000	M		Nucor Corp., 4.125%, 2022				975,473
1,000	M		Rio Tinto Finance USA, Ltd., 6.5%, 2018				1,167,618
1,000	M		Vale Overseas, Ltd., 5.625%, 2019				1,070,101
							6,410,201
			Real Estate Investment Trusts-.6%
1,000	M		ProLogis, 7.625%, 2014				1,128,519
1,000	M		Simon Property Group, LP, 5.75%, 2015				1,112,187
							2,240,706
			Retail General Merchandise-.5%
1,000	M		AutoZone, Inc., 4%, 2020				946,363
1,000	M		Home Depot, Inc., 5.875%, 2036				1,043,664
							1,990,027
			Telecommunications-.8%
1,000	M		AT&T, Inc., 5.8%, 2019				1,127,427
800	M		GTE Corp., 6.84%, 2018				908,214
1,000	M		Verizon Communications, Inc., 8.75%, 2018				1,307,771
							3,343,412
			Transportation-.2%
750	M		GATX Corp., 8.75%, 2014				870,827
			Utilities-2.2%
1,000	M		Atmos Energy Corp., 8.5%, 2019				1,253,691
1,000	M		Consolidated Edison Co. of New York, 7.125%, 2018				1,238,434
1,000	M		E. ON International Finance BV, 5.8%, 2018		(a)		1,131,602
1,000	M		Electricite de France SA, 6.5%, 2019		(a)		1,168,638
1,000	M		Exelon Generation Co., LLC, 6.2%, 2017				1,120,734
649	M		Great River Energy Co., 5.829%, 2017		(a)		734,904
1,000	M		Ohio Power Co., 5.375%, 2021				1,066,945
1,000	M		Sempra Energy, 9.8%, 2019				1,346,374
							9,061,322
			Waste Management-.3%
1,000	M		Allied Waste NA, Inc., 7.125%, 2016				1,059,928
Total Value of Corporate Bonds (cost $99,761,287)							105,677,846
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-9.4%
			Fannie Mae-5.8%
1,000	M		4%, 12/1/2040				996,109
2,500	M		5%, 4/1/2040			(b)	2,653,893
9,766	M		5.5%, 5/1/2033 - 10/1/2039				10,517,593
5,452	M		6%, 5/1/2036 - 8/1/2037				5,940,836
1,704	M		6.5%, 11/1/2033 - 6/1/2036				1,904,285
1,170	M		7%, 3/1/2032 - 8/1/2032				1,352,265
							23,364,981
			Freddie Mac-3.6%
2,951	M		4.5%, 10/1/2040 - 9/1/2040				3,028,059
9,197	M		5.5%, 5/1/2038 - 1/1/2040				9,808,934
1,687	M		6%, 9/1/2032 - 9/1/2037				1,841,263
							14,678,256
Total Value of Residential Mortgage-Backed Securities (cost $36,620,153)							38,043,237
			MUNICIPAL BONDS-1.8%
1,000	M		Atlanta GA Wtr. & Wastewtr. Rev. Series "A", 6%, 2029				1,057,090
1,000	M		Louisiana St. GO Series "A", 5%, 2019				1,141,520
1,000	M		Lower Colorado River Auth. TX Rev., 5.5%, 2033				1,013,310
1,000	M		Massachusetts St. Hlth. & Educ. Facs. Series "A", 5%, 2034				1,027,960
1,000	M		Minnesota State Ref. Various Purpose, Series "H", 5%, 2029				1,051,310
1,000	M		Ohio State Higher Education GO Series "A", 5%, 2016				1,151,330
1,000	M		Salt River Proj. AZ Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Series "A", 5%, 2029				1,026,180
Total Value of Municipal Bonds (cost $7,525,212)							7,468,700
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
			Fannie Mae:
1,000	M		2.5%, 2014				1,038,352
1,000	M		1.625%, 2015				975,799
			Federal Farm Credit Bank:
1,000	M		1.75%, 2013				1,019,300
1,000	M		1.5%, 2015				972,001
			Tennessee Valley Authority:
1,000	M		4.375%, 2015				1,098,900
1,000	M		4.5%, 2018				1,085,654
Total Value of U.S. Government Agency Obligations (cost $6,053,161)							6,190,006
			U.S. GOVERNMENT FDIC GUARANTEED DEBT-.3%
			Financials
1,000	M		Citigroup Funding, Inc., 1.875%, 2012 (cost $1,003,930)				1,020,478
			SHORT-TERM INVESTMENTS-1.5%
			Money Market Fund
6,000	M		First Investors Cash Reserve Fund, .19% cost (6,000,000)			(c)	6,000,000
Total Value of Investments (cost $345,485,164)				99.7%			404,968,739
Other Assets, Less Liabilities				.3			1,360,144
Net Assets				100.0%			$406,328,883

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2010, the Fund held eighteen 144A securities with an aggregate value of $18,945,262 representing 4.7% of the
Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company,
Inc. Rate shown is the 7-day yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
GO General Obligation
REIT Real Estate Investment Trust

At December 31, 2010, the cost of investments for federal income tax purposes was $346,893,320. Accumulated net unrealized appreciation on investments was $58,075,419, consisting of $67,784,178 gross unrealized appreciation and
$9,708,759 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$240,568,472	$-	$-	$240,568,472
Corporate Bonds	-	105,677,846	-	105,677,846
Residential
Mortgage-Backed Securities	-	38,043,237	-	38,043,237
Municipal Bonds	-	7,468,700	-	7,468,700
U.S. Government Agency
Obligations	-	6,190,006	-	6,190,006
U.S. Government FDIC
Guaranteed Debt	-	1,020,478	-	1,020,478
Money Market Fund	6,000,000	-	-	6,000,000
Total Investments in Securities*	$246,568,472	$158,400,267	$-	$404,968,739

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

Portfolio of Investments (unaudited)
VALUE FUND
December 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-95.6%
			Consumer Discretionary-12.6%
138,700			American Eagle Outfitters, Inc.	$2,029,181
85,900			American Greetings Corporation -Class "A"	1,903,544
53,800			Best Buy Company, Inc.	1,844,802
13,600			Bob Evans Farms, Inc.	448,256
52,100			Carnival Corporation	2,402,331
32,000			Chico's FAS, Inc.	384,960
40,700			Cinemark Holdings, Inc.	701,668
101,400			Comcast Corporation - Special Shares "A"	2,110,134
36,300			Fortune Brands, Inc.	2,187,075
54,600			Genuine Parts Company	2,803,164
131,000			H&R Block, Inc.	1,560,210
68,600			Home Depot, Inc.	2,405,116
66,300			International Game Technology	1,172,847
78,700			J.C. Penney Company, Inc.	2,542,797
164,100			Lowe's Companies, Inc.	4,115,628
88,100			Macy's, Inc.	2,228,930
23,600			McDonald's Corporation	1,811,536
83,400			Newell Rubbermaid, Inc.	1,516,212
35,900			Omnicom Group, Inc.	1,644,220
110,100		*	Ruby Tuesday, Inc.	1,437,906
100,100			Stage Stores, Inc.	1,735,734
101,800			Staples, Inc.	2,317,986
64,633			Time Warner, Inc.	2,079,244
101,800			Walt Disney Company	3,818,518
				47,201,999
			Consumer Staples-16.7%
60,400			Archer-Daniels-Midland Company	1,816,832
91,700			Avon Products, Inc.	2,664,802
27,700			Clorox Company	1,752,856
69,600			Coca-Cola Company	4,577,592
81,400			ConAgra Foods, Inc.	1,838,012
40,400			Costco Wholesale Corporation	2,917,284
86,700			CVS/Caremark Corporation	3,014,559
54,500			Diageo, PLC (ADR)	4,050,985
44,300			H.J. Heinz Company	2,191,078
48,000			Hershey Corporation	2,263,200
72,600			Kimberly-Clark Corporation	4,576,704
169,700			Kraft Foods, Inc. - Class "A"	5,347,247
99,400			Kroger Company	2,222,584
79,013			PepsiCo, Inc.	5,161,919
75,700			Philip Morris International, Inc.	4,430,721
26,600			Procter & Gamble Company	1,711,178
67,550			Safeway, Inc.	1,519,199
64,700			Snyders-Lance, Inc.	1,516,568
88,000			Walgreen Company	3,428,480
104,800			Wal-Mart Stores, Inc.	5,651,864
				62,653,664
			Energy-8.7%
58,917			Chevron Corporation	5,376,176
69,700			ConocoPhillips	4,746,570
40,300			Devon Energy Corporation	3,163,953
31,300			Diamond Offshore Drilling, Inc.	2,093,031
54,500			ExxonMobil Corporation	3,985,040
27,700			Hess Corporation	2,120,158
105,600			Marathon Oil Corporation	3,910,368
62,700			Royal Dutch Shell, PLC - Class "A" (ADR)	4,187,106
54,200			Tidewater, Inc.	2,918,128
				32,500,530
			Financials-14.7%
38,300			ACE, Ltd.	2,384,175
58,700			Allstate Corporation	1,871,356
41,200			Ameriprise Financial, Inc.	2,371,060
52,100			Aspen Insurance Holdings, Ltd.	1,491,102
92,400			Bank Mutual Corporation	441,672
130,887			Bank of America Corporation	1,746,033
97,728			Bank of New York Mellon Corporation	2,951,386
45,803			Capital One Financial Corporation	1,949,376
48,656			Chubb Corporation	2,901,844
59,247			Cincinnati Financial Corporation	1,877,537
47,700			Comerica, Inc.	2,014,848
40,200			EMC Insurance Group, Inc.	910,128
68,100			First Potomac Realty Trust (REIT)	1,145,442
122,000			FirstMerit Corporation	2,414,380
57,400		*	FXCM, Inc. - Class "A"	760,550
152,300			Hudson City Bancorp, Inc.	1,940,302
35,300			IBERIABANK Corporation	2,087,289
91,900			Invesco, Ltd.	2,211,114
216,600			Investors Real Estate Trust (REIT)	1,942,902
103,100			JPMorgan Chase & Company	4,373,502
70,300			Morgan Stanley	1,912,863
136,100			NewAlliance Bancshares, Inc.	2,038,778
145,300			People's United Financial, Inc.	2,035,653
31,900			PNC Financial Services Group, Inc.	1,936,968
59,800			Protective Life Corporation	1,593,072
53,000			Tower Group, Inc.	1,355,740
103,000			Wells Fargo & Company	3,191,970
130,500			Westfield Financial, Inc.	1,207,125
				55,058,167
			Health Care-8.7%
107,700			Abbott Laboratories	5,159,907
42,800			Baxter International, Inc.	2,166,536
23,500			Becton, Dickinson & Company	1,986,220
67,000			GlaxoSmithKline, PLC (ADR)	2,627,740
97,900			Johnson & Johnson	6,055,115
70,600			Medtronic, Inc.	2,618,554
81,211			Merck & Company. Inc.	2,926,844
57,100			Novartis AG (ADR)	3,366,045
205,900			Pfizer, Inc.	3,605,309
36,200			Quest Diagnostics, Inc.	1,953,714
				32,465,984
			Industrials-11.8%
38,600			3M Company	3,331,180
31,500			Alexander & Baldwin, Inc.	1,260,945
33,600			Armstrong World Industries, Inc.	1,444,800
58,900			Avery Dennison Corporation	2,493,826
21,000			Baldor Electric Company	1,323,840
58,800			Con-way, Inc.	2,150,316
75,500			Curtiss-Wright Corporation	2,506,600
49,900			Dover Corporation	2,916,655
55,400			Equifax, Inc.	1,972,240
45,100			General Dynamics Corporation	3,200,296
156,800			General Electric Company	2,867,872
53,900			Honeywell International, Inc.	2,865,324
57,900			Illinois Tool Works, Inc.	3,091,860
74,100			ITT Corporation	3,861,351
31,100			Lockheed Martin Corporation	2,174,201
51,600			Pitney Bowes, Inc.	1,247,688
41,300			Textainer Group Holdings, Ltd.	1,176,637
36,075			Tyco International, Ltd.	1,494,948
46,300			United Parcel Service, Inc. - Class "B"	3,360,454
				44,741,033
			Information Technology-9.5%
83,700			Automatic Data Processing, Inc.	3,873,636
50,400			AVX Corporation	777,672
64,165			Bel Fuse, Inc. - Class "B"	1,533,543
93,400		*	Cisco Systems, Inc.	1,889,482
56,900		*	Electronic Arts, Inc.	932,022
108,900			Hewlett-Packard Company	4,584,690
90,000			Intel Corporation	1,892,700
140,100			Intersil Corporation - Class "A"	2,139,327
178,500			Microsoft Corporation	4,983,720
89,800			Molex, Inc.	2,040,256
136,300			National Semiconductor Corporation	1,875,488
132,300			Nokia Corporation - Class "A" (ADR)	1,365,336
47,700			QUALCOMM, Inc.	2,360,673
57,200			Texas Instruments, Inc.	1,859,000
51,275			Tyco Electronics, Ltd.	1,815,135
100,600			Western Union Company	1,868,142
				35,790,822
			Materials-4.8%
76,200			Alcoa, Inc.	1,172,718
91,800			Bemis Company, Inc.	2,998,188
22,600			Compass Minerals International, Inc.	2,017,502
109,100			Dow Chemical Company	3,724,674
75,200			DuPont (E.I.) de Nemours & Company	3,750,976
116,900			Glatfelter	1,434,363
43,800			H.B. Fuller Company	898,776
55,700			Sonoco Products Company	1,875,419
				17,872,616
			Telecommunication Services-3.9%
172,830			AT&T, Inc.	5,077,745
29,045			CenturyTel, Inc.	1,341,008
47,000			Telephone & Data Systems, Inc. - Special Shares	1,481,440
186,828			Verizon Communications, Inc.	6,684,706
				14,584,899
			Utilities-4.2%
52,900			American Electric Power Company, Inc.	1,903,342
24,300			Duke Energy Corporation	432,783
73,650			MDU Resources Group, Inc.	1,492,886
43,600			NextEra Energy, Inc.	2,266,764
130,300			NiSource, Inc.	2,295,886
33,700			ONEOK, Inc.	1,869,339
87,600			Portland General Electric Company	1,900,920
56,300			Southwest Gas Corporation	2,064,521
66,400			Vectren Corporation	1,685,232
				15,911,673
Total Value of Common Stocks (cost $310,232,909)				358,781,387
			PREFERRED STOCKS-.4%
			Telecommunication Services
49,500			AT&T, Inc., 6.375%, 2056 (cost $1,235,523)	1,317,195
			SHORT-TERM INVESTMENTS-4.0%
			Money Market Fund
$15,075	M		First Investors Cash Reserve Fund, .19% (cost $15,075,000)**	15,075,000
Total Value of Investments (cost $326,543,432)			100.0%	375,173,582
Other Assets, Less Liabilities			.0	62,297
Net Assets			100.0%	$375,235,879

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2010, the cost of investments for federal
income tax purposes was $326,562,536. Accumulated net
unrealized appreciation on investments was $48,611,046,
consisting of $67,026,268 gross unrealized appreciation and
$18,415,222 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$358,781,387	$-	$-	$358,781,387
Preferred Stocks	1,317,195	-	-	1,317,195
Money Market Fund	15,075,000	-	-	15,075,000
Total Investments in Securities*	$375,173,582	$-	$-	$375,173,582

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
BLUE CHIP FUND
December 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.2%
			Consumer Discretionary-9.2%
89,700			Best Buy Company, Inc.	$3,075,813
173,850			Comcast Corporation - Special Class "A"	3,617,818
147,400			H&R Block, Inc.	1,755,534
60,400			Home Depot, Inc.	2,117,624
56,800		*	Kohl's Corporation	3,086,512
181,100			Lowe's Companies, Inc.	4,541,988
29,100			McDonald's Corporation	2,233,716
45,100			Omnicom Group, Inc.	2,065,580
114,700			Staples, Inc.	2,611,719
57,500			Target Corporation	3,457,475
88,133			Time Warner, Inc.	2,835,239
52,900			Viacom, Inc. - Class "B"	2,095,369
106,100			Walt Disney Company	3,979,811
				37,474,198
			Consumer Staples-15.2%
102,800			Avon Products, Inc.	2,987,368
41,515			Clorox Company	2,627,069
91,300			Coca-Cola Company	6,004,801
43,400			Costco Wholesale Corporation	3,133,914
128,000			CVS Caremark Corporation	4,450,560
38,300			Kellogg Company	1,956,364
73,900			Kimberly-Clark Corporation	4,658,656
130,424			Kraft Foods, Inc. - Class "A"	4,109,660
102,700			Kroger Company	2,296,372
116,000			PepsiCo, Inc.	7,578,280
84,000			Philip Morris International, Inc.	4,916,520
91,960			Procter & Gamble Company	5,915,787
115,000			Walgreen Company	4,480,400
127,230			Wal-Mart Stores, Inc.	6,861,514
				61,977,265
			Energy-10.6%
102,000			Chevron Corporation	9,307,500
89,870			ConocoPhillips	6,120,147
48,500			Devon Energy Corporation	3,807,735
167,100			ExxonMobil Corporation	12,218,352
26,700			Hess Corporation	2,043,618
82,900			Marathon Oil Corporation	3,069,787
69,800			Noble Corporation	2,496,746
49,900			Schlumberger, Ltd.	4,166,650
				43,230,535
			Financials-13.9%
52,400			ACE, Ltd.	3,261,900
64,700			Allstate Corporation	2,062,636
92,800			American Express Company	3,982,976
53,000			Ameriprise Financial, Inc.	3,050,150
170,236			Bank of America Corporation	2,270,948
147,587			Bank of New York Mellon Corporation	4,457,127
55,200			Capital One Financial Corporation	2,349,312
50,700			Chubb Corporation	3,023,748
183,200			Hudson City Bancorp, Inc.	2,333,968
173,668			JPMorgan Chase & Company	7,366,997
30,700			M&T Bank Corporation	2,672,435
56,000			MetLife, Inc.	2,488,640
84,600			Morgan Stanley	2,301,966
46,400			Northern Trust Corporation	2,571,024
75,100			State Street Corporation	3,480,134
57,700			Travelers Companies, Inc.	3,214,467
86,500			U.S. Bancorp	2,332,905
112,000			Wells Fargo & Company	3,470,880
				56,692,213
			Health Care-15.1%
125,700			Abbott Laboratories	6,022,287
69,900		*	Amgen, Inc.	3,837,510
70,300			Bristol-Myers Squibb Company	1,861,544
30,600			C.R. Bard, Inc.	2,808,162
55,900		*	Gilead Sciences, Inc.	2,025,816
169,200			Johnson & Johnson	10,465,020
36,800		*	Life Technologies Corporation	2,042,400
26,800			McKesson Corporation	1,886,184
104,300			Medtronic, Inc.	3,868,487
112,500			Merck & Company. Inc.	4,054,500
77,300			Novartis AG (ADR)	4,556,835
354,078			Pfizer, Inc.	6,199,906
41,400			Quest Diagnostics, Inc.	2,234,358
61,100		*	St. Jude Medical, Inc.	2,612,025
48,600			Teva Pharmaceutical Industries, Ltd. (ADR)	2,533,518
41,450		*	Thermo Fisher Scientific, Inc.	2,294,672
39,900		*	Zimmer Holdings, Inc.	2,141,832
				61,445,056
			Industrials-10.7%
43,400			3M Company	3,745,420
385,300			General Electric Company	7,047,137
55,200			Honeywell International, Inc.	2,934,432
43,500			Illinois Tool Works, Inc.	2,322,900
79,800			Ingersoll-Rand, PLC	3,757,782
68,300			ITT Corporation	3,559,113
29,500			Lockheed Martin Corporation	2,062,345
37,600			Northrop Grumman Corporation	2,435,728
53,700			Raytheon Company	2,488,458
104,300			Republic Services, Inc.	3,114,398
67,475			Tyco International, Ltd.	2,796,164
33,700			United Parcel Service, Inc. - Class "B"	2,445,946
64,700			United Technologies Corporation	5,093,184
				43,803,007
			Information Technology-18.6%
166,500		*	Activision Blizzard, Inc.	2,071,260
84,300		*	Adobe Systems, Inc.	2,594,754
16,900		*	Apple, Inc.	5,451,264
49,000			Automatic Data Processing, Inc.	2,267,720
97,500			CA, Inc.	2,382,900
307,500		*	Cisco Systems, Inc.	6,220,725
115,000		*	eBay, Inc.	3,200,450
134,125		*	EMC Corporation	3,071,463
141,300			Hewlett-Packard Company	5,948,730
281,700			Intel Corporation	5,924,151
40,600			International Business Machines Corporation	5,958,456
506,345			Microsoft Corporation	14,137,152
171,000			Oracle Corporation	5,352,300
79,270			QUALCOMM, Inc.	3,923,072
131,900		*	Symantec Corporation	2,208,006
75,700			Texas Instruments, Inc.	2,460,250
144,200			Western Union Company	2,677,794
				75,850,447
			Materials-1.4%
91,200			Dow Chemical Company	3,113,568
49,400			DuPont (E.I.) de Nemours & Company	2,464,072
				5,577,640
			Telecommunication Services-3.2%
201,300			AT&T, Inc.	5,914,194
201,300			Verizon Communications, Inc.	7,202,514
				13,116,708
			Utilities-1.3%
67,100			American Electric Power, Inc.	2,414,258
58,300			NextEra Energy, Inc.	3,031,017
				5,445,275
Total Value of Common Stocks (cost $305,518,673)				404,612,344
			SHORT-TERM INVESTMENTS-.7%
			Money Market Fund
$2,775	M		First Investors Cash Reserve Fund, .19% (cost $2,775,000)**	2,775,000
Total Value of Investments (cost $308,293,673)			99.9%	407,387,344
Other Assets, Less Liabilities			.1	122,781
Net Assets			100.0%	$407,510,125

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2010, the cost of investments for federal
income tax purposes was $314,888,425. Accumulated net
unrealized appreciation on investments was $92,498,919,
consisting of $108,831,227 gross unrealized appreciation and
$16,332,308 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$404,612,344	$-	$-	$404,612,344
Money Market Fund	2,775,000	-	-	2,775,000
Total Investments in Securities*	$407,387,344	$-	$-	$407,387,344

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2010

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-99.9%
			Consumer Discretionary-16.8%
202,800			American Greetings Corporation - Class "A"		$4,494,048
75,000			Best Buy Company, Inc.		2,571,750
120,000		*	BorgWarner, Inc.		8,683,200
317,900			Brown Shoe Company, Inc.		4,428,347
275,000			CBS Corporation - Class "B"		5,238,750
75,600		*	CEC Entertainment, Inc.		2,935,548
70,000			Coach, Inc.		3,871,700
160,000		*	GameStop Corporation - Class "A"		3,660,800
112,400			Guess?, Inc.		5,318,768
390,000			H&R Block, Inc.		4,644,900
160,000			Home Depot, Inc.		5,609,600
125,000			Limited Brands, Inc.		3,841,250
259,000			Lincoln Educational Services Corporation		4,017,090
85,000			McDonald's Corporation		6,524,600
445,000		*	Morgans Hotel Group Company		4,036,150
400,000			Newell Rubbermaid, Inc.		7,272,000
25,000			NIKE, Inc. - Class "B"		2,135,500
23,000			Oxford Industries, Inc.		589,030
555,800		*	Pier 1 Imports, Inc.		5,835,900
450,000		*	Ruby Tuesday, Inc.		5,877,000
135,000		*	Steiner Leisure, Ltd.		6,304,500
631,800			Stewart Enterprises, Inc. - Class "A"		4,226,742
140,000		*	TRW Automotive Holdings Corporation		7,378,000
140,000			Tupperware Brands Corporation		6,673,800
200,000			Wyndham Worldwide Corporation		5,992,000
					122,160,973
			Consumer Staples-11.7%
420,000			Altria Group, Inc.		10,340,400
175,000			Avon Products, Inc.		5,085,500
125,000			Coca-Cola Company		8,221,250
215,000			CVS Caremark Corporation		7,475,550
60,000		*	Dole Food Company, Inc.		810,600
95,000			McCormick & Company, Inc.		4,420,350
250,000			Nu Skin Enterprises, Inc. - Class "A"		7,565,000
76,000			PepsiCo, Inc.		4,965,080
225,000			Philip Morris International, Inc.		13,169,250
90,562			Procter & Gamble Company		5,825,853
160,000			Snyders-Lance, Inc.		3,750,400
140,000			Walgreen Company		5,454,400
146,250			Wal-Mart Stores, Inc.		7,887,263
					84,970,896
			Energy-7.9%
58,046			Anadarko Petroleum Corporation		4,420,783
40,000			Chevron Corporation		3,650,000
87,750			ConocoPhillips		5,975,775
75,000			Ensco PLC (ADR)		4,003,500
135,490			ExxonMobil Corporation		9,907,029
6,920			Hugoton Royalty Trust		141,998
139,519			Marathon Oil Corporation		5,166,389
202,700			Noble Corporation		7,250,579
78,000			Sasol, Ltd. (ADR)		4,059,900
237,900			Suncor Energy, Inc.		9,109,191
53,208		*	Transocean, Ltd.		3,698,488
					57,383,632
			Financials-13.3%
120,700			American Express Company		5,180,444
125,000			Ameriprise Financial, Inc.		7,193,750
210,600			Brookline Bancorp, Inc.		2,285,010
63,745			Capital One Financial Corporation		2,712,987
97,500			Discover Financial Services		1,806,675
400,000			Financial Select Sector SPDR Fund (ETF)		6,380,000
150,000			First Mercury Financial Corporation		2,460,000
290,000			FirstMerit Corporation		5,739,100
45,500		*	FXCM, Inc. - Class "A"		602,875
415,000			Hudson City Bancorp, Inc.		5,287,100
40,000			IBERIABANK Corporation		2,365,200
130,000			Invesco, Ltd.		3,127,800
173,062			JPMorgan Chase & Company		7,341,290
85,000			M&T Bank Corporation		7,399,250
165,750			Morgan Stanley		4,510,058
450,000			New York Community Bancorp, Inc.		8,482,500
265,000			NewAlliance Bancshares, Inc.		3,969,700
200,000			SPDR KBW Regional Banking (ETF)		5,290,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)		3,694,690
100,000			U.S. Bancorp		2,697,000
235,000			Urstadt Biddle Properties - Class "A" (REIT)		4,570,750
110,450			Wells Fargo & Company		3,422,846
					96,519,025
			Health Care-8.5%
155,000			Abbott Laboratories		7,426,050
45,532		*	Amgen, Inc.		2,499,707
55,000			Baxter International, Inc.		2,784,100
85,000		*	Genzyme Corporation		6,052,000
120,000		*	Gilead Sciences, Inc.		4,348,800
170,625			Johnson & Johnson		10,553,156
80,000			Medtronic, Inc.		2,967,200
97,500			Merck & Company. Inc.		3,513,900
499,375			Pfizer, Inc.		8,744,056
121,875			Sanofi-Aventis (ADR)		3,928,031
65,000		*	St. Jude Medical, Inc.		2,778,750
115,000		*	Thermo Fisher Scientific, Inc.		6,366,400
					61,962,150
			Industrials-16.7%
110,000			3M Company		9,493,000
129,382		*	Altra Holdings, Inc.		2,569,526
174,200			Armstrong World Industries, Inc.		7,490,600
82,400			Baldor Electric Company		5,194,496
75,000			Caterpillar, Inc.		7,024,500
175,500		*	Chicago Bridge & Iron Company NV - NY Shares		5,773,950
84,800		*	Esterline Technologies Corporation		5,816,432
163,000		*	Generac Holdings, Inc.		2,635,710
124,075			General Electric Company		2,269,332
136,500			Honeywell International, Inc.		7,256,340
134,275			IDEX Corporation		5,252,838
55,000			Lockheed Martin Corporation		3,845,050
176,150		*	Mobile Mini, Inc.		3,468,394
60,000			Northrop Grumman Corporation		3,886,800
224,538		*	PGT, Inc.		550,118
96,743		*	Pinnacle Airlines Corporation		764,270
75,000			Raytheon Company		3,475,500
98,900			Republic Services, Inc.		2,953,154
125,000			Snap-on, Inc.		7,072,500
401,500			TAL International Group, Inc.		12,394,305
192,300			Textainer Group Holdings, Ltd.		5,478,627
225,000			Tyco International, Ltd.		9,324,000
100,000			United Technologies Corporation		7,872,000
					121,861,442
			Information Technology-16.3%
160,000			Avago Technologies, Ltd.		4,555,200
550,000		*	Brocade Communications Systems, Inc.		2,909,500
68,000		*	CACI International, Inc. - Class "A"		3,631,200
300,000		*	Cisco Systems, Inc.		6,069,000
90,000		*	CommScope, Inc.		2,809,800
361,725		*	EMC Corporation		8,283,502
180,000			Hewlett-Packard Company		7,578,000
180,375			Intel Corporation		3,793,286
108,525			International Business Machines Corporation		15,927,129
155,400			Intersil Corporation - Class "A"		2,372,958
450,000			Microsoft Corporation		12,564,000
365,000			National Semiconductor Corporation		5,022,400
185,000		*	NCI, Inc. - Class "A"		4,253,150
248,625		*	Parametric Technology Corporation		5,601,521
209,800			QUALCOMM, Inc.		10,383,002
170,000		*	SRA International, Inc. - Class "A"		3,476,500
333,025		*	Symantec Corporation		5,574,838
200,000			Tyco Electronics, Ltd.		7,080,000
360,000			Western Union Company		6,685,200
					118,570,186
			Materials-6.0%
175,000			Bemis Company, Inc.		5,715,500
122,000			Buckeye Technologies, Inc.		2,563,220
110,000			Celanese Corporation - Series "A"		4,528,700
80,000			Freeport-McMoRan Copper & Gold, Inc.		9,607,200
137,500			Olin Corporation		2,821,500
40,000			Praxair, Inc.		3,818,800
249,125			RPM International, Inc.		5,505,663
57,700			Schweitzer-Mauduit International, Inc.		3,630,484
247,350			Temple-Inland, Inc.		5,253,714
					43,444,781
			Telecommunication Services-2.3%
234,000			AT&T, Inc.		6,874,920
280,000			Verizon Communications, Inc.		10,018,400
					16,893,320
			Utilities-.4%
100,000			Atmos Energy Corporation		3,120,000
Total Value of Common Stocks (cost $593,010,131)					726,886,405
			SHORT-TERM INVESTMENTS-.1%
			Money Market Fund
$1,025	M		First Investors Cash Reserve Fund, .19% (cost $1,025,000)**		1,025,000
Total Value of Investments (cost $594,035,131)				100.0%	727,911,405
Excess of Liabilities Over Other Assets				-	(243,617)
Net Assets				100.0%	$727,667,788

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2010, the cost of investments for federal
income tax purposes was $597,124,441. Accumulated net
unrealized appreciation on investments was $130,786,964,
consisting of $174,003,022 gross unrealized appreciation and
$43,216,058 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$726,886,405	$-	$-	$726,886,405
Money Market Fund	1,025,000	-	-	1,025,000
Total Investments in Securities*	$727,911,405	$-	$-	$727,911,405

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.5%
			United States-42.5%
16,900			Aflac, Inc.	$ 953,667
4,200			Allegheny Technologies, Inc.	231,756
14,800		*	Alliance Data Systems Corporation	1,051,244
18,400			American Electric Power Company, Inc.	662,032
55,770			Ameriprise Financial, Inc.	3,209,563
13,010		*	Amgen, Inc.	714,249
39,160			Analog Devices, Inc.	1,475,157
19,240			Apache Corporation	2,293,985
8,235		*	Apple, Inc.	2,656,282
137,735			Assured Guaranty, Ltd.	2,437,910
95,370			AT&T, Inc.	2,801,971
47,360			Bank of America Corporation	631,782
8,210			Boeing Company	535,785
25,200		*	Cameron International Corporation	1,278,396
98,175			CBS Corporation - Class "B"	1,870,234
157,410		*	Cisco Systems, Inc.	3,184,404
186,400		*	Citigroup, Inc.	881,672
5,800			Cliffs Natural Resources, Inc.	452,458
18,180			Consol Energy, Inc.	886,093
82,020			Corning, Inc.	1,584,626
16,400			CVS Caremark Corporation	570,228
14,900			Deere & Company	1,237,445
11,300			Dover Corporation	660,485
45,635		*	eBay, Inc.	1,270,022
132,795		*	EMC Corporation	3,041,006
7,200			EOG Resources, Inc.	658,152
80,350			ExxonMobil Corporation	5,875,192
24,220			Flowserve Corporation	2,887,508
14,180			Fluor Corporation	939,567
138,470		*	Ford Motor Company	2,324,911
12,465			Freeport-McMoRan Copper & Gold, Inc.	1,496,922
125,870			General Electric Company	2,302,162
15,500		*	Gilead Sciences, Inc.	561,720
12,430			Goldman Sachs Group, Inc.	2,090,229
5,355		*	Google, Inc. - Class "A"	3,180,709
14,700			H.J. Heinz Company	727,062
52,960			Hartford Financial Services Group, Inc.	1,402,910
48,115			Hewlett-Packard Company	2,025,642
55,495			Honeywell International, Inc.	2,950,114
22,660			Ingersoll-Rand, PLC	1,067,059
14,000			International Business Machines Corporation	2,054,640
34,485		*	ITT Educational Services, Inc.	2,196,350
54,970			JPMorgan Chase & Company	2,331,827
14,575		*	Kohl's Corporation	792,006
65,890			Lowe's Companies, Inc.	1,652,521
31,005			McDonald's Corporation	2,379,944
14,000			Medtronic, Inc.	519,260
41,115			Merck & Company. Inc.	1,481,785
6,900			MetLife, Inc.	306,636
104,910			Microsoft Corporation	2,929,087
7,365			Mosaic Company	562,391
18,875			NextEra Energy, Inc.	981,311
47,375			Noble Corporation	1,694,604
54,085			Nordstrom, Inc.	2,292,122
112,180			Oracle Corporation	3,511,234
12,500			Peabody Energy Corporation	799,750
52,620			PepsiCo, Inc.	3,437,665
98,744			Pfizer, Inc.	1,729,007
38,110			Philip Morris International, Inc.	2,230,578
19,135			Precision Castparts Corporation	2,663,783
50,220			Procter & Gamble Company	3,230,653
41,225			QUALCOMM, Inc.	2,040,225
9,700			Raytheon Company	449,498
27,270		*	St. Jude Medical, Inc.	1,165,793
12,500			Starbucks Corporation	401,625
10,900		*	Thermo Fisher Scientific, Inc.	603,424
34,725			TJX Companies, Inc.	1,541,443
42,795		*	Ultra Petroleum Corporation	2,044,317
39,635			United Parcel Service, Inc. - Class "B"	2,876,708
49,260			UnitedHealth Group, Inc.	1,778,779
21,500			Wal-Mart Stores, Inc.	1,159,495
133,225			Wells Fargo & Company	4,128,643
24,600		*	WESCO International, Inc.	1,298,880
31,100			Western Union Company	577,527
5,800		*	Whiting Petroleum Corporation	679,702
				127,585,524
			United Kingdom-10.9%
18,900			AstraZeneca, PLC (ADR)	872,991
277,142			Barclays, PLC	1,135,323
147,244			BG Group, PLC	2,987,713
386,516		*	British Airways, PLC	1,649,037
112,145			Capita Group, PLC	1,222,918
229,507			HSBC Holdings, PLC	2,339,591
102,095			Imperial Tobacco Group, PLC	3,145,762
309,411			National Grid, PLC	2,678,904
137,747			Reed Elsevier, PLC	1,167,823
81,239			Rio Tinto, PLC	5,706,483
24,310			Rio Tinto, PLC (ADR)	1,742,055
70,966			Standard Chartered, PLC	1,917,174
1,184,405			Vodafone Group, PLC	3,074,546
168,328			WPP, PLC	2,080,678
34,569			Xstrata, PLC	814,824
				32,535,822
			Japan-7.9%
81,800			Bridgestone Corporation	1,576,217
22,600			DAIKIN Industries, Ltd.	799,195
62,900			DENSO Corporation	2,164,697
21,300			Eisai Company, Ltd.	770,318
14,800			FANUC, Ltd.	2,264,645
166			INPEX Corporation	970,355
189,000			Mitsubishi Electric Corporation	1,976,982
489,700			Mitsubishi UFJ Financial Group, Inc.	2,643,289
227,000			Mitsui O.S.K. Lines, Ltd.	1,539,795
15,200			NIDEC Corporation	1,534,285
97,200			Nissan Motor Company, Ltd.	920,461
39,300			Shin-Etsu Chemical Company, Ltd.	2,120,355
19,700			Softbank Corporation	679,977
228			Sony Financial Holdings, Inc.	919,195
202,000			Sumitomo Metal Industries, Ltd.	495,723
2,200			TOHO Titanium Company, Ltd.	52,983
73,600			Tokio Marine Holdings, Inc.	2,188,760
				23,617,232
			Switzerland-5.8%
37,394		*	ABB, Ltd.	837,527
18,667			Compagnie Financiere Richemont SA	1,101,106
25,084			Julius Baer Group, Ltd.	1,178,164
14,016			Kuehne & Nagel International AG	1,956,095
19,178			Nestle SA - Registered	1,127,013
23,547			Roche Holding AG - Genusscheine	3,462,561
987			SGS SA - Registered	1,661,705
231,400		*	UBS AG - Registered	3,811,099
135,310		*	UBS AG - Registered	2,228,556
				17,363,826
			France-4.9%
31,954			Accor SA	1,427,494
34,251			BNP Paribas	2,187,642
32,087			Danone SA	2,024,028
18,582			Pernod Ricard SA	1,753,974
49,244		*	PSA Peugeot Citroen	1,876,849
29,093			Safran SA	1,034,282
19,340			Schneider Electric SA	2,905,891
8,040			Unibail-Rodamco	1,596,330
				14,806,490
			Brazil-2.9%
40,200			BM&F BOVESPA SA	317,967
45,000			Cia de Concessoes Rodoviarias	1,271,386
22,400		*	Hypermarcas SA	304,019
15,700			Itau Unibanco Holdings SA	376,957
163,882			Itau Unibanco Holdings SA (ADR)	3,934,807
53,300		*	Julio Simoes Logistica SA	358,009
217,600			PDG Realty SA	1,331,817
8,700			Petroleo Brasileiro SA - Petrobras (ADR)	329,208
20,500		*	Raia SA	314,169
				8,538,339
			Canada-2.3%
8,500			Agrium, Inc.	779,875
6,100			Barrick Gold Corporation	324,398
56,800			Canadian Natural Resources, Ltd.	2,531,749
53,400			EnCana Corporation	1,560,646
21,900			Nexen, Inc.	501,510
11,100		*	Research in Motion, Ltd.	645,243
16,700			Suncor Energy Inc.	641,849
				6,985,270
			Sweden-2.3%
70,717			Assa Abloy AB - Class "B"	1,995,664
87,917			Atlas Copco AB	2,220,255
144,431		*	Volvo AB - "B" Shares	2,545,327
				6,761,246
			China-2.1%
1,516,000		*	Agricultural Bank of China, Ltd.	760,569
342,500		*	Changsha Zoomlion Heavy Industry Science and Technology Development Company, Ltd.	773,678
460,995			China Merchants Bank Company, Ltd.	1,163,510
284,500			China Shenhua Energy Co., Ltd.	1,193,095
206,000		*	China ZhengTong Auto Services Holdings, Ltd.	194,243
8,800		*	Ctrip.com International, Ltd. (ADR)	355,960
6,300		*	NetEase.com, Inc. (ADR)	227,745
9,200		*	New Oriental Education & Technology Group, Inc. (ADR)	968,116
35,600			Tencent Holdings, Ltd.	773,490
				6,410,406
			Taiwan-1.8%
240,612			Hon Hai Precision Industry Co., Ltd. - Registered (GDR)	1,924,896
778			HTC Corporation	96,061
263,500			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,304,290
				5,325,247
			Israel-1.7%
20,100		*	Check Point Software Technologies, Ltd.	929,826
82,475			Teva Pharmaceutical Industries, Ltd. (ADR)	4,299,422
				5,229,248
			Germany-1.6%
38,604			Beiersdorf AG	2,159,599
17,757		*	Continental AG	1,396,421
21,818			HeidelbergCement AG	1,370,769
				4,926,789
			Hong Kong-1.3%
221,000			Hang Lung Properties, Ltd.	1,033,408
256,888			Shangri-La Asia, Ltd.	697,270
127,000			Sun Hung Kai Properties, Ltd.	2,109,138
				3,839,816
			Ireland-1.1%
112,641			CRH, PLC	2,364,915
26,400			Ryanair Holdings, PLC (ADR)	812,064
				3,176,979
			Italy-1.0%
360,539			Intesa Sanpaolo SpA	984,015
402,319			Snam Rete Gas SpA	2,011,298
				2,995,313
			South Africa-.8%
71,898			Impala Platinum Holdings, Ltd.	2,535,532
			Denmark-.8%
54,816			DSV A/S	1,220,176
11,767			FLSmidth & Company A/S	1,130,568
				2,350,744
			Norway-.8%
40,109			Yara International ASA	2,343,755
			Finland-.7%
6,484			Elisa Oyj	141,723
20,398			Kone Oyj-B	1,137,393
4,059			Konecranes Oyj	168,369
19,568			Nokian Renkaat Oyj	721,802
				2,169,287
			Spain-.7%
75,621			Repsol YPF SA	2,125,957
			Netherlands-.6%
129,900			Koninklijke (Royal) KPN NV	1,902,990
			Mexico-.6%
31,000			America Movil SA de CV (ADR) - Series "L"	1,777,540
			Chile-.4%
56,600			Enersis SA (ADR)	1,314,252
			Singapore-.4%
1,935,000			Golden Agri-Resources, Ltd.	1,208,384
			Australia-.4%
234,157		*	Paladin Energy, Ltd.	1,183,314
			Panama-.4%
18,100			Copa Holdings SA - Class "A"	1,065,004
			Colombia-.3%
14,800			Bancolombia SA (ADR)	916,268
			India-.3%
60,059			Bharti Airtel, Ltd.	481,923
29,326			Wipro, Ltd.	322,183
				804,106
			Malaysia-.1%
487,600		*	Airasia Berhad	399,931
			Turkey-.1%
8,800			Turkcell Iletisim Hizmetleri AS (ADR)	150,744
Total Value of Common Stocks (cost $230,587,207)				292,345,355
			SHORT-TERM INVESTMENTS-2.7%
			Money Market Fund
$8,075	M		First Investors Cash Reserve Fund, .19% (cost $8,075,000)**	8,075,000
Total Value of Investments (cost $238,622,207)			100.2%	300,420,355
Excess of Liabilities Over Other Assets			(.2)	(539,980)
Net Assets			100.0%	$299,880,375

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts

At December 31, 2010, the cost of investments for federal income tax purposes was
$246,655,658. Accumulated net unrealized appreciation on investments was
$53,764,697, consisting of $57,326,475 gross unrealized appreciation and $3,561,778 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -		Level 3 -
	Quoted	Other Significant		Significant
	Prices	Observable Inputs		Unobservable Inputs	Total

Common Stocks
Industrials	$29,331,868	$25,017,307		$-	$54,349,175
Financials	40,074,112	12,042,489		-	52,116,601
Information Technology	38,805,539	-		-	38,805,539
Consumer Discretionary	22,342,740	11,089,370		-	33,432,110
Energy	27,139,275	3,096,312		-	30,235,587
Materials	14,476,077	8,919,117		-	23,395,194
Consumer Staples	19,487,829	3,904,800		-	23,392,629
Health Care	13,726,430	4,232,879		-	17,959,309
Telecommunications Services	10,189,714	821,700		-	11,011,414
Utilities	5,636,499	2,011,298		-	7,647,797
Money Market Fund	8,075,000	-		-	8,075,000
Total Investments in Securities*	$229,285,083	$71,135,272	**	$-	$300,420,355

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $71,135,272 of investment securities were classified as Level
2 instead of Level 1.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2010

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.7%
			Consumer Discretionary-16.2%
54,500			Autoliv, Inc.		$4,302,230
132,300		*	Bed Bath & Beyond, Inc.		6,502,545
33,300		*	Chipotle Mexican Grill, Inc.		7,081,578
113,800			Limited Brands, Inc.		3,497,074
122,800			Mattel, Inc.		3,122,804
10,885		*	Priceline.com, Inc.		4,349,102
103,600			Ross Stores, Inc.		6,552,700
					35,408,033
			Consumer Staples-6.6%
95,100		*	Hansen Natural Corporation		4,971,828
186,700		*	Whole Foods Market, Inc.		9,445,153
					14,416,981
			Energy-6.3%
37,100			Cimarex Energy Company		3,284,463
45,800			ExxonMobil Corporation		3,348,896
93,200			Halliburton Company		3,805,356
69,900			Helmerich & Payne, Inc.		3,388,752
					13,827,467
			Financials-6.6%
117,100			American Express Company		5,025,932
64,900			Capital One Financial Corporation		2,762,144
30,500			Franklin Resources, Inc.		3,391,905
100,800			Raymond James Financial, Inc.		3,296,160
					14,476,141
			Health Care-13.2%
79,100		*	Celgene Corporation		4,677,974
169,900		*	Endo Pharmaceuticals Holdings, Inc.		6,067,129
149,300		*	Express Scripts, Inc.		8,069,665
67,900			McKesson Corporation		4,778,802
102,800		*	Watson Pharmaceuticals, Inc.		5,309,620
					28,903,190
			Industrials-13.6%
40,900			Eaton Corporation		4,151,759
103,600			Illinois Tool Works, Inc.		5,532,240
74,900			Manpower, Inc.		4,700,724
70,800			Parker Hannifin Corporation		6,110,040
85,852		*	Thomas & Betts Corporation		4,146,651
69,100			United Parcel Service, Inc. - Class "B"		5,015,278
					29,656,692
			Information Technology-27.2%
96,900		*	ANSYS, Inc.		5,045,583
29,600		*	Apple, Inc.		9,547,776
114,600		*	Arrow Electronics, Inc.		3,925,050
156,200		*	BMC Software, Inc.		7,363,268
115,300		*	Check Point Software Technologies, Ltd.		5,333,778
4,634		*	Google, Inc. - Class "A"		2,752,457
88,300			Hewlett-Packard Company		3,717,430
42,500			International Business Machines Corporation		6,237,300
101,100		*	NetApp, Inc.		5,556,456
210,600		*	TIBCO Software, Inc.		4,150,926
65,100		*	VMware, Inc. - Class "A"		5,788,041
					59,418,065
			Materials-6.7%
79,700			Freeport-McMoRan Copper & Gold, Inc.		9,571,173
46,200			Lubrizol Corporation		4,937,856
					14,509,029
			Telecommunication Services-2.3%
396,500		*	MetroPCS Communications, Inc.		5,007,795
Total Value of Common Stocks (cost $163,988,388)					215,623,393
			SHORT-TERM INVESTMENTS-1.4%
			Money Market Fund
$2,960	M		First Investors Cash Reserve Fund, .19% (cost $2,960,000)**		2,960,000
Total Value of Investments (cost $166,948,388)				100.1%	218,583,393
Excess of Liabilities Over Other Assets				(.1)	(177,510)
Net Assets				100.0%	$218,405,883

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at December 31, 2010.

At December 31, 2010, the cost of investments for federal
income tax purposes was $166,948,388. Accumulated net
unrealized appreciation on investments was $51,635,005,
consisting of $52,141,985 gross unrealized appreciation
and $506,980 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$215,623,393	$-	$-	$215,623,393
Money Market Fund	2,960,000	-	-	2,960,000
Total Investments in Securities*	$218,583,393	$-	$-	$218,583,393

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2010

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-99.3%
			Consumer Discretionary-20.3%
198,100			American Greetings Corporation - Class "A"		$4,389,896
148,400			Barnes & Noble, Inc.		2,099,860
228,300		*	Body Central Corporation		3,257,841
70,000		*	BorgWarner, Inc.		5,065,200
50,000			Cinemark Holdings, Inc.		862,000
70,000			Coach, Inc.		3,871,700
95,000		*	Dreamworks Animation SKG, Inc. - Class "A"		2,799,650
180,000		*	GameStop Corporation - Class "A"		4,118,400
100,000			Guess?, Inc.		4,732,000
250,000			H&R Block, Inc.		2,977,500
90,000			Limited Brands, Inc.		2,765,700
204,700			Lincoln Educational Services Corporation		3,174,897
295,000		*	Morgans Hotel Group Company		2,675,650
50,000			Nordstrom, Inc.		2,119,000
105,800			Oxford Industries, Inc.		2,709,538
450,000		*	Pier 1 Imports, Inc.		4,725,000
35,000			Polo Ralph Lauren Corporation - Class "A"		3,882,200
260,000		*	Ruby Tuesday, Inc.		3,395,600
20,000		*	SodaStream International, Ltd.		631,600
547,200			Stewart Enterprises, Inc. - Class "A"		3,660,768
167,500		*	Tempur-Pedic International, Inc.		6,710,050
110,000			Tiffany & Company		6,849,700
195,000		*	TRW Automotive Holdings Corporation		10,276,500
130,000			Tupperware Brands Corporation		6,197,100
95,000		*	Warnaco Group, Inc.		5,231,650
					99,179,000
			Consumer Staples-2.2%
50,000		*	Dole Food Company, Inc.		675,500
70,000			McCormick & Company, Inc.		3,257,100
125,000			Nu Skin Enterprises, Inc. - Class "A"		3,782,500
40,000			Snyders-Lance, Inc.		937,600
63,519			Tootsie Roll Industries, Inc.		1,840,145
					10,492,845
			Energy-8.3%
30,000		*	Dril-Quip, Inc.		2,331,600
65,000			Ensco, PLC (ADR)		3,469,700
40,000			EOG Resources, Inc.		3,656,400
90,000			EQT Corporation		4,035,600
43,000			Hess Corporation		3,291,220
110,000			National-Oilwell Varco, Inc.		7,397,500
110,000		*	Plains Exploration & Production Company		3,535,400
225,000			Talisman Energy, Inc.		4,992,750
52,500		*	Transocean, Ltd.		3,649,275
190,000		*	Weatherford International, Ltd.		4,332,000
					40,691,445
			Financials-17.6%
110,000			Ameriprise Financial, Inc.		6,330,500
58,200			Berkshire Hills Bancorp, Inc.		1,286,220
75,000			City National Corporation		4,602,000
130,000			Discover Financial Services		2,408,900
150,000			Douglas Emmett, Inc. (REIT)		2,490,000
32,500			Federal Realty Investment Trust (REIT)		2,532,725
270,000			Financial Select Sector SPDR Fund (ETF)		4,306,500
215,000			FirstMerit Corporation		4,254,850
56,800		*	FXCM, Inc. - Class "A"		752,600
335,000			Hudson City Bancorp, Inc.		4,267,900
66,000			IBERIABANK Corporation		3,902,580
115,000			Invesco, Ltd.		2,766,900
185,000			Lazard, Ltd. - Class "A"		7,305,650
60,000			M&T Bank Corporation		5,223,000
210,000		*	Nasdaq OMX Group, Inc.		4,979,100
250,000			New York Community Bancorp, Inc.		4,712,500
235,000			NewAlliance Bancshares, Inc.		3,520,300
100,000			optionsXpress Holdings, Inc.		1,567,000
185,000			Protective Life Corporation		4,928,400
185,000			SPDR KBW Regional Banking (ETF)		4,893,250
268,905		*	Sunstone Hotel Investors, Inc. (REIT)		2,777,789
175,000			Waddell & Reed Financial, Inc. - Class "A"		6,175,750
					85,984,414
			Health Care-8.4%
35,000		*	Cephalon, Inc.		2,160,200
75,000			DENTSPLY International, Inc.		2,562,750
62,500		*	Gilead Sciences, Inc.		2,265,000
77,500			McKesson Corporation		5,454,450
50,000		*	Mettler -Toledo International, Inc.		7,560,500
20,000			Perrigo Company		1,266,600
148,600		*	Sirona Dental Systems, Inc.		6,208,508
55,000		*	St. Jude Medical, Inc.		2,351,250
100,000		*	Thermo Fisher Scientific, Inc.		5,536,000
165,000			Warner Chilcott, PLC - Class "A"		3,722,400
40,000		*	Watson Pharmaceuticals, Inc.		2,066,000
					41,153,658
			Industrials-15.1%
75,000			A.O. Smith Corporation		2,856,000
124,300			Armstrong World Industries, Inc.		5,344,900
162,400			Baldor Electric Company		10,237,696
140,000		*	Chicago Bridge & Iron Company NV - NY Shares		4,606,000
79,600		*	Esterline Technologies Corporation		5,459,764
113,100		*	Generac Holdings, Inc.		1,828,827
168,200			IDEX Corporation		6,579,984
82,500			J.B. Hunt Transport Services, Inc.		3,366,825
215,000		*	MasTec, Inc.		3,136,850
179,700		*	Mobile Mini, Inc.		3,538,293
140,000			Republic Services, Inc.		4,180,400
40,000			Roper Industries, Inc.		3,057,200
95,000			Snap-on, Inc.		5,375,100
224,900			TAL International Group, Inc.		6,942,663
82,500			Triumph Group, Inc.		7,376,325
					73,886,827
			Information Technology-13.4%
175,900			Avago Technologies, Ltd.		5,007,873
425,000		*	Brocade Communications Systems, Inc.		2,248,250
65,000		*	CACI International, Inc. - Class "A"		3,471,000
100,000		*	CommScope, Inc.		3,122,000
160,500			Comtech Telecommunications Corporation		4,450,665
155,000		*	FEI Company		4,093,550
55,000		*	Fiserv, Inc.		3,220,800
10,000		*	Inphi Corporation		200,900
226,200			Intersil Corporation - Class "A"		3,454,074
75,000		*	Intuit, Inc.		3,697,500
100,000		*	JDA Software Group, Inc.		2,800,000
31,400		*	ManTech International Corporation - Class "A"		1,297,762
290,000			National Semiconductor Corporation		3,990,400
48,500		*	NCI, Inc. - Class "A"		1,115,015
125,000		*	NetScout Systems, Inc.		2,876,250
120,000		*	SRA International, Inc. - Class "A"		2,454,000
297,725		*	Symantec Corporation		4,983,917
225,000			Technology Select Sector SPDR Fund (ETF)		5,665,500
210,000			Tyco Electronics, Ltd.		7,434,000
					65,583,456
			Materials-9.7%
110,000			Agrium, Inc.		10,092,500
50,000			Allegheny Technologies, Inc.		2,759,000
125,000			Bemis Company, Inc.		4,082,500
118,100			Buckeye Technologies, Inc.		2,481,281
45,000			Freeport-McMoRan Copper & Gold, Inc.		5,404,050
299,600			Globe Specialty Metals, Inc.		5,120,164
80,000		*	Metals USA Holdings Corporation		1,219,200
120,000			Olin Corporation		2,462,400
40,000			Praxair, Inc.		3,818,800
52,800			Schweitzer-Mauduit International, Inc.		3,322,176
63,000			Sigma-Aldrich Corporation		4,193,280
125,000			Temple-Inland, Inc.		2,655,000
					47,610,351
			Telecommunication Services-.7%
186,300			NTELOS Holdings Corporation		3,549,015
			Utilities-3.6%
111,000			AGL Resources, Inc.		3,979,350
110,000			Portland General Electric Company		2,387,000
125,000			SCANA Corporation		5,075,000
100,000			Wisconsin Energy Corporation		5,886,000
					17,327,350
Total Value of Common Stocks (cost $375,491,994)					485,458,361
			SHORT-TERM INVESTMENTS-.4%
			Money Market Fund
$2,070	M		First Investors Cash Reserve Fund, .19% (cost $2,070,000)**		2,070,000
Total Value of Investments (cost $377,561,994)				99.7%	487,528,361
Other Assets, Less Liabilities				.3	1,421,658
Net Assets				100.0%	$488,950,019

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2010, the cost of investments for federal
income tax purposes was $377,564,620. Accumulated net
unrealized appreciation on investments was $109,963,741,
consisting of $132,198,148 gross unrealized appreciation and
$22,234,407 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$485,458,361	$-	$-	$485,458,361
Money Market Fund	2,070,000	-	-	2,070,000
Total Investments in Securities*	$487,528,361	$-	$-	$487,528,361

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2010

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-94.0%
			Consumer Discretionary-13.1%
375,879			American Eagle Outfitters, Inc.		$5,499,110
184,500		*	Big Lots, Inc.		5,619,870
269,400		*	Career Education Corporation		5,584,662
1,294,685		*	CKX, Inc.		5,217,580
218,200			Foot Locker, Inc.		4,281,084
188,200			Men's Wearhouse, Inc.		4,701,236
104,200			Phillips Van-Heusen Corporation		6,565,642
462,800			Regal Entertainment Group - Class "A"		5,433,272
					42,902,456
			Consumer Staples-2.7%
358,000		*	Dole Food Company, Inc.		4,836,580
62,500			J. M. Smucker Company		4,103,125
					8,939,705
			Energy-11.1%
160,875		*	Carrizo Oil & Gas, Inc.		5,548,579
278,598			EXCO Resources, Inc.		5,410,373
317,412		*	Matrix Service Company		3,866,078
233,500		*	Plains Exploration & Production Company		7,504,690
368,900		*	Resolute Energy Corporation		5,444,964
72,000			SM Energy Company		4,242,960
36,100		*	Whiting Petroleum Corporation		4,230,559
					36,248,203
			Financials-14.1%
14,792		*	Alleghany Corporation		4,531,825
109,600			American Financial Group, Inc.		3,538,984
696,600			Anworth Mortgage Asset Corporation		4,876,200
180,600		*	EZCORP, Inc. - Class "A"		4,899,678
115,800			Harleysville Group, Inc.		4,254,492
196,300			Jefferies Group, Inc.		5,227,469
442,800		*	Knight Capital Group, Inc. - Class "A"		6,106,212
7,200		*	Markel Corporation		2,722,536
588,400			MFA Financial, Inc. (REIT)		4,801,344
84,200			Mid-America Apartment Communities, Inc. (REIT)		5,345,858
					46,304,598
			Health Care-12.7%
137,300		*	AMERIGROUP Corporation		6,030,216
178,700		*	Endo Pharmaceuticals Holdings, Inc.		6,381,377
110,900		*	Life Technologies Corporation		6,154,950
117,769		*	Magellan Health Services, Inc.		5,568,118
88,300		*	MEDNAX, Inc.		5,941,707
271,500		*	Myriad Genetics, Inc.		6,201,060
212,300			PerkinElmer, Inc.		5,481,586
					41,759,014
			Industrials-6.3%
65,900		*	Alliant Techsystems, Inc.		4,904,937
190,900		*	EMCOR Group, Inc.		5,532,282
96,100		*	FTI Consulting, Inc.		3,582,608
96,300		*	Oshkosh Corporation		3,393,612
24,200			Precision Castparts Corporation		3,368,882
					20,782,321
			Information Technology-17.9%
640,700		*	Brightpoint, Inc.		5,593,311
415,500		*	Compuware Corporation		4,848,885
401,900		*	Convergys Corporation		5,293,023
143,400		*	Cymer, Inc.		6,463,038
190,827		*	Diodes, Inc.		5,150,421
161,600			EarthLink, Inc.		1,389,760
97,200			Fair Isaac Corporation		2,271,564
534,600		*	Lawson Software, Inc.		4,945,050
116,900			Lender Processing Services, Inc.		3,450,888
191,700		*	Microsemi Corporation		4,389,930
371,200		*	QLogic Corporation		6,317,824
121,500		*	Verigy, Ltd.		1,581,930
488,600		*	Vishay Intertechnology, Inc.		7,172,648
					58,868,272
			Materials-14.1%
103,000			AptarGroup, Inc.		4,899,710
337,400		*	Chemtura Corporation		5,391,652
56,900			Compass Minerals International, Inc.		5,079,463
186,924		*	Innospec, Inc.		3,813,250
206,200			Olin Corporation		4,231,224
89,900			Schnitzer Steel Industries, Inc. - Class "A"		5,968,461
178,600			Sensient Technologies Corporation		6,559,978
191,400		*	Smurfit-Stone Container Corporation		4,899,840
127,800			Westlake Chemical Corporation		5,555,466
					46,399,044
			Telecommunication Services-1.0%
482,171		*	Premiere Global Services, Inc.		3,278,763
			Utilities-1.0%
165,100			CMS Energy Corporation		3,070,860
Total Value of Common Stocks (cost $231,111,869)					308,553,236
			SHORT-TERM INVESTMENTS-6.4%
			Money Market Fund
$21,145	M		First Investors Cash Reserve Fund, .19% (cost $21,145,000)**		21,145,000
Total Value of Investments (cost $252,256,869)				100.4%	329,698,236
Excess Liabilities Over Other Assets				(.4)	(1,315,787)
Net Assets				100.0%	$328,382,449

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
December 31, 2010.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At December 31, 2010, the cost of investments for federal income tax purposes was $253,671,161. Accumulated net unrealized
appreciation on investments was $76,027,075, consisting of
$80,036,722 gross unrealized appreciation and $4,009,647 gross

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$308,553,236	$-	$-	$308,553,236
Money Market Fund	21,145,000	-	-	21,145,000
Total Investments in Securities*	$329,698,236	$-	$-	$329,698,236

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.6%
			United Kingdom-28.9%
64,586			Admiral Group, PLC	$1,531,960
304,259			Amlin, PLC	1,947,856
193,639			British American Tobacco, PLC	7,468,643
85,900			Bunzl, PLC	966,982
147,823			Capita Group, PLC	1,611,979
153,102			Diageo, PLC	2,840,505
157,160			Domino's Pizza UK & IRL, PLC	1,357,012
197,529			G4S, PLC	787,382
172,470			Imperial Tobacco Group, PLC	5,314,164
70,141			Reckitt Benckiser Group, PLC	3,871,037
81,359			SABMiller, PLC	2,874,334
57,591			Scottish and Southern Energy, PLC	1,104,554
153,247			Standard Chartered, PLC	4,140,028
648,907			Tesco, PLC	4,317,851
				40,134,287
			India-16.6%
31,757			Bharat Heavy Electricals, Ltd.	1,650,313
148,300			HDFC Bank, Ltd.	7,781,812
30,514			Hero Honda Motors, Ltd.	1,356,735
428,180			Housing Development Finance Corporation, Ltd.	6,974,503
870,162			ITC, Ltd.	3,398,721
113,600			Jain Irrigation Systems, Ltd.	534,020
15,362			Nestle India, Ltd.	1,310,228
				23,006,332
			Brazil-9.3%
121,065			AES Tiete SA	1,750,337
90,162			CETIP SA - Balcao Organizado de Ativos e Derivatos	1,281,821
158,400			Cielo SA	1,283,422
110,575			Companhia de Bebidas das Americas (ADR)	3,431,142
56,000			CPFL Energia SA	1,389,880
73,100			Redecard SA	926,961
51,673			Souza Cruz SA	2,813,688
				12,877,251
			Switzerland-8.3%
10,900			Kuehne & Nagel International AG	1,521,221
108,120			Nestle SA - Registered	6,353,773
43,863			Novartis AG - Registered	2,590,055
6,990			Roche Holding AG - Genusscheine	1,027,872
				11,492,921
			Australia-5.8%
157,584			Coca-Cola Amatil, Ltd.	1,754,236
138,843			QBE Insurance Group, Ltd.	2,583,132
133,158			Woolworths, Ltd.	3,681,241
				8,018,609
			United States-5.3%
125,629			Philip Morris International, Inc.	7,353,065
			France-4.5%
22,070			bioMerieux	2,185,653
24,100			Bureau Veritas SA	1,833,826
34,158			Essilor International SA	2,207,593
				6,227,072
			Denmark-3.9%
47,656			Novo Nordisk A/S - Series "B"	5,391,565
			Japan-3.7%
33,750			Nitori Company, Ltd.	2,952,309
45,900			Secom Company, Ltd.	2,171,086
				5,123,395
			Canada-3.5%
20,200			Canadian National Railway Company	1,347,412
79,524			Canadian Natural Resources, Ltd.	3,544,626
				4,892,038
			Ireland-3.0%
91,627			Covidien, PLC	4,183,689
			Netherlands-2.4%
37,148			Core Laboratories NV	3,308,029
			Germany-1.5%
13,812			Muenchener Rueckversicherungs-Gesellschaft AG - Registered	2,098,977
			Belgium-1.3%
36,505			Colruyt SA	1,863,425
			Singapore-1.0%
180,900			Oversea-Chinese Banking Corporation, Ltd.	1,395,177
			China-.6%
9,383		*	Baidu.com, Inc. (ADR)	905,741
Total Value of Common Stocks (cost $105,726,437)				138,271,573
			SHORT-TERM INVESTMENTS-1.2%
			Money Market Fund
$1,730	M		First Investors Cash Reserve Fund, .19% (cost $1,730,000)**	1,730,000
Total Value of Investments (cost $107,456,437)			100.8%	140,001,573
Excess of Liabilities Over Other Assets			(.8)	(1,065,936)
Net Assets			100.0%	$138,935,637

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2010, the cost of investments for federal
income tax purposes was $108,802,559. Accumulated net
unrealized appreciation on investments was $31,199,014,
consisting of $32,184,340 gross unrealized appreciation and
$985,326 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -		Level 3 -
	Quoted	Other Significant		Significant
	Prices	Observable Inputs		Unobservable Inputs	Total

Common Stocks
Consumer Staples	$49,478,592	$9,167,461		$-	$58,646,053
Financials	26,354,468	3,380,798		-	29,735,266
Health Care	8,576,935	9,009,492		-	17,586,427
Industrials	8,731,914	3,692,307		-	12,424,221
Energy	6,852,655	-		-	6,852,655
Consumer Discretionary	2,713,747	2,952,309		-	5,666,056
Utilities	1,104,554	3,140,217		-	4,244,771
Information Technology	905,741	2,210,383		-	3,116,124
Money Market Fund	1,730,000	-		-	1,730,000
Total Investments in Securities*	$106,448,606	$33,552,967	**	$-	$140,001,573
Other Financial Instruments***	$-	$(1,126,688)		$-	$(1,126,688)

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $33,552,967 of investment securities were classified as
Level 2 instead of Level 1.

***	Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq
Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices.
Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock
Exchange that could have a material impact on the value of any securities that are held by the Funds.
Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2010, fair value pricing was used for certain foreign securities in the Global and
International Funds' portfolios.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement
of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied.
Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-
term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the
Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2010, for each Fund's investments is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving
Disclosures about Fair Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities.
ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the
Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the
parent company of FIMCO, entered into an agreement with The Independent Order of Foresters
("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction"). The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in
Canada, the United States and the United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: March 1, 2011